Interest and Other Finance Expenses	12 Months Ended
Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Interest and Other Finance Expenses

Note 19 - Interest and Other Finance Expenses

Total interest and other finance expenses incurred during the years ended at December 31, 2014, December 31, 2013 and December 31, 2012 are as follows:

(in US$ millions)	2014	2013	2012
Interest expense, project finance ATB	3.4	8.8	7.4
Of which capitalized as borrowing cost	(0.8)	(0.3)	(3.2)

Net interest expense project finance ATB	2.6	8.5	4.2
Other interest expenses and finance charges	11.7	1.2	0.9

Total debt	14.3	9.7	5.1
Intercompany interest expense VTTI Group	13.5	22.3	15.8
Of which capitalized as borrowing cost	(1.4)	(1.0)	(1.4)

Total interest and other finance expenses	26.4	31.0	19.5